Feb. 17, 2026
Invesco Agency MBS ETF
Investment Objective
The Invesco Agency MBS ETF (the “Fund”) seeks a high level of current income, with liquidity and safety of principal.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.22%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.22

[1] ”Other Expenses” are based on estimated amounts for the current fiscal year.
Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$23	$71

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in agency mortgage-backed securities (“MBS”) of any maturity or type. For purposes of this policy, agency MBS are deemed to be MBS issued or guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) (generally, an “Agency” or “Agencies”), including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized mortgage obligations (“CMOs”), mortgage pass-through securities, and stripped mortgage-backed securities.
The Fund may also invest in other non-Agency, or privately-issued RMBS and asset-backed securities (“ABS”). Additionally, the Fund may invest in credit risk transfer securities, which are unguaranteed and unsecured debt securities commonly issued by an Agency or private entity (“CRTs”). The Fund may invest up to 10% of its net assets in non-Agency RMBS, CMOs, CRTs and ABS. However, the Fund may not invest in non-Agency CMBS. In addition, the Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis including, without limitation, in “to be announced” (“TBA”) transactions, which are transactions in which a fund buys or sells MBS on a forward commitment basis, and which may have a leveraging effect on the Fund. TBA transactions may be conducted as dollar rolls, whereby two TBA contracts with the same terms but different settlement dates are simultaneously bought and sold.
The Fund may hold a portion of its assets in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under the TBA transactions, or for cash management purposes.
Additionally, the Fund may use derivatives to seek increased returns, to seek to increase or decrease its exposure to certain markets or to seek to manage investment risks. The Fund may, but is not required to, use derivatives in seeking to achieve its investment objective or for hedging purposes. Futures and swaps are examples of some of the types of derivatives the Fund can use. The Fund may also engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own, for hedging or investment purposes.
Although the Fund is actively managed and does not seek to track the returns of an index, the portfolio managers utilize the Bloomberg U.S. Mortgage-Backed Securities Index as a reference in structuring the Fund’s portfolio. The portfolio managers decide on appropriate risk factors such as duration and yield curve exposures, along with issuer, maturity and coupon exposures relative to this index. The portfolio managers then determine appropriate position sizes for each of these risk factors.
The portfolio managers generally rely upon teams of globally interconnected market specialists for sector positioning recommendations and trade execution. Specialist investment professionals employ both top-down and bottom-up analyses in formulating recommendations. In general, these specialists will seek to identify attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., tactically adjusting exposure to different maturity segments along the yield curve) for risk management and for generating alpha (return on investments in excess of the Bloomberg U.S. Mortgage-Backed Securities Index).
Decisions to purchase or sell securities are determined by relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a decision to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of the credit quality of an issuer or collateral, general liquidity needs of the Fund, or other factors.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.